Annual Total Returns[BarChart] - Small Cap Index Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.30%)	16.06%	38.64%	4.76%	(4.48%)	21.18%	14.38%	(11.23%)	25.14%	19.48%